SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment net, Goodwill and Intangible assets, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 22, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill		$ 38,201	$ 0
Impairment of goodwill		0	$ 0
Morning Star
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Goodwill		38,201		$ 38,201
Impairment of goodwill	$ 0	$ 0
Software
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	10 years
Trademark
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	10 years
Technology | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	4 years 3 months 18 days
Technology | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful life of Intangible assets	6 years 3 months 18 days
Computer equipment and application software | Minimum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	2 years
Computer equipment and application software | Maximum
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	3 years
Furniture and vehicles
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Estimated useful lives	5 years